Integration and Restructuring Costs (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring actions costs	$ 40	$ 44	$ 28
Liability balance	65	93	93	$ 92
Payments for restructuring	71	$ 39	$ 27
Operating Segments | Risk and Insurance Services Segment | Acquisition Related
Restructuring Cost and Reserve [Line Items]
Restructuring actions costs	11
Operating Segments | Consulting Segment | Acquisition Related
Restructuring Cost and Reserve [Line Items]
Restructuring actions costs	19
Corporate, Non-Segment | Acquisition Related
Restructuring Cost and Reserve [Line Items]
Restructuring actions costs	$ 10